Financial Information of Parent Company - Condensed Statements of Operations and Comprehensive Loss (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Cost of revenue	¥ 23,782,054	$ 3,655,235	¥ 48,518,779	¥ 67,743,995
Gross loss	49,366,502	7,587,492	7,680,507	(21,332,664)
Operating expenses:
Product development	45,112,396	6,933,648	77,991,408	135,042,829
Sales and marketing	9,089,969	1,397,103	21,286,647	31,692,522
General and administrative	108,824,680	16,726,047	129,047,846	131,768,503
Total operating expenses	163,027,045	25,056,798	306,891,563	303,604,040
Loss from operations	(113,310,589)	(17,415,519)	(295,606,307)	(326,500,222)
Fair value change on convertible bonds and warrants	12,615,466	1,938,962	48,057,204	(7,129,161)
Other income (expenses), net	4,669,587	717,702	3,179,508	5,396,548
Loss before income tax expense and share of loss in equity method investments	(169,704,427)	(26,083,092)	(562,633,741)	(341,168,178)
Income tax expense			6,079,282
Recovery of equity investment in excess of cost	60,548,651	9,306,157
Net loss	(112,092,907)	(17,228,364)	(667,089,945)	(354,181,969)
Other comprehensive income (loss):
Currency translation adjustments	(9,525,761)	(1,464,083)	(1,754,639)	5,009,430
Total comprehensive loss	(121,618,668)	(18,692,447)	(668,844,584)	(349,172,539)
Parent Company
Condensed Statement of Income Captions [Line Items]
Cost of revenue	0	0	0	0
Gross loss	0	0	0	0
Operating expenses:
Product development	(43,710)	(6,718)	(34,101)	(70,941)
Sales and marketing	(231,884)	(35,640)	(262,674)	(120,735)
General and administrative	(62,979,090)	(9,679,709)	(40,881,238)	(38,475,787)
Total operating expenses	(63,254,684)	(9,722,067)	(41,178,013)	(38,667,463)
Loss from operations	(63,254,684)	(9,722,067)	(41,178,013)	(38,667,463)
Interest expenses, net	(76,989,899)	(11,833,131)	(50,409,271)	(5,858,848)
Fair value change on convertible bonds and warrants	12,615,466	1,938,962	48,057,204	(7,129,161)
Other income (expenses), net	13,824,005	2,124,711	(11,163,638)	(2,267,335)
Loss before income tax expense and share of loss in equity method investments	(113,805,112)	(17,491,525)	(54,693,718)	(53,922,807)
Income tax expense	0	0	0	0
Recovery of equity investment in excess of cost	60,548,651	9,306,157
Equity in loss of subsidiaries and VIEs	(64,909,389)	(9,976,390)	(539,087,871)	(250,905,547)
Net loss	(118,165,850)	(18,161,758)	(593,781,589)	(304,828,354)
Other comprehensive income (loss):
Currency translation adjustments	(19,027,771)	(2,924,515)	5,954,611	5,266,016
Total comprehensive loss	¥ (137,193,621)	$ (21,086,273)	¥ (587,826,978)	¥ (299,562,338)